JPMorgan Fundamental Data Science Large Core ETF
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Aerospace & Defense — 2.0%
Howmet Aerospace, Inc.	1,301	130,425
Northrop Grumman Corp.	226	119,344
		249,769
Air Freight & Logistics — 1.3%
United Parcel Service, Inc., Class B	1,151	156,927
Automobile Components — 0.1%
Aptiv plc *	261	18,795
Automobiles — 0.8%
Tesla, Inc. *	387	101,251
Banks — 4.0%
Bank of America Corp.	3,663	145,348
First Citizens BancShares, Inc., Class A	24	44,183
Truist Financial Corp.	1,736	74,249
Wells Fargo & Co.	4,203	237,427
		501,207
Beverages — 0.7%
PepsiCo, Inc.	518	88,086
Biotechnology — 3.3%
AbbVie, Inc.	1,160	229,077
Regeneron Pharmaceuticals, Inc. *	174	182,916
		411,993
Broadline Retail — 4.4%
Amazon.com, Inc. *	2,973	553,959
Building Products — 1.5%
Trane Technologies plc	467	181,537
Capital Markets — 2.2%
Ameriprise Financial, Inc.	255	119,801
CME Group, Inc.	427	94,218
Morgan Stanley	630	65,671
		279,690
Chemicals — 1.6%
Axalta Coating Systems Ltd. *	2,121	76,759
DuPont de Nemours, Inc.	1,110	98,912
Linde plc	38	18,121
		193,792
Communications Equipment — 0.2%
Motorola Solutions, Inc.	56	25,179
Consumer Finance — 1.4%
American Express Co.	654	177,365
Consumer Staples Distribution & Retail — 1.1%
BJ's Wholesale Club Holdings, Inc. *	528	43,550

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Costco Wholesale Corp.	48	42,553
Performance Food Group Co. *	714	55,956
		142,059
Electric Utilities — 2.5%
NextEra Energy, Inc.	1,221	103,211
PG&E Corp.	4,674	92,405
Southern Co. (The)	1,259	113,537
		309,153
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	1,246	81,189
Entertainment — 0.5%
Spotify Technology SA *	175	64,493
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B *	201	92,512
Block, Inc. *	1,061	71,225
Mastercard, Inc., Class A	486	239,987
MGIC Investment Corp.	1,789	45,799
WEX, Inc. *	273	57,256
		506,779
Food Products — 1.3%
Mondelez International, Inc., Class A	2,169	159,790
Ground Transportation — 1.1%
CSX Corp.	4,029	139,121
Health Care Equipment & Supplies — 2.1%
Medtronic plc	964	86,789
Stryker Corp.	483	174,488
		261,277
Health Care Providers & Services — 2.9%
Cigna Group (The)	265	91,807
UnitedHealth Group, Inc.	468	273,630
		365,437
Hotels, Restaurants & Leisure — 2.2%
Chipotle Mexican Grill, Inc. *	1,191	68,625
Hilton Worldwide Holdings, Inc.	321	73,991
McDonald's Corp.	382	116,323
Starbucks Corp.	176	17,158
		276,097
Household Products — 0.3%
Church & Dwight Co., Inc.	406	42,516
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	623	128,780
Industrial REITs — 1.0%
Prologis, Inc.	948	119,713

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — 2.0%
MetLife, Inc.	1,386	114,317
Progressive Corp. (The)	508	128,910
		243,227
Interactive Media & Services — 6.8%
Alphabet, Inc., Class A	2,158	357,904
Meta Platforms, Inc., Class A	845	483,712
		841,616
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	805	62,130
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	254	157,117
Machinery — 1.3%
Deere & Co.	172	71,781
Dover Corp.	452	86,666
		158,447
Media — 1.2%
Comcast Corp., Class A	3,682	153,797
Multi-Utilities — 0.6%
CMS Energy Corp.	1,095	77,340
Oil, Gas & Consumable Fuels — 3.8%
ConocoPhillips	1,149	120,967
EOG Resources, Inc.	1,068	131,289
Exxon Mobil Corp.	1,898	222,484
		474,740
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	481	47,951
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	3,295	170,483
Elanco Animal Health, Inc. *	3,687	54,162
Eli Lilly & Co.	194	171,873
		396,518
Professional Services — 0.6%
Leidos Holdings, Inc.	424	69,112
Semiconductors & Semiconductor Equipment — 10.4%
Broadcom, Inc.	1,006	173,535
Lam Research Corp.	40	32,643
Micron Technology, Inc.	1,137	117,918
NVIDIA Corp.	6,906	838,665
NXP Semiconductors NV (China)	542	130,086
		1,292,847
Software — 10.5%
Fair Isaac Corp. *	40	77,741
Intuit, Inc.	166	103,086

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Microsoft Corp.	2,292	986,248
Salesforce, Inc.	495	135,486
		1,302,561
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	486	78,649
Specialty Retail — 2.4%
AutoZone, Inc. *	22	69,301
Lowe's Cos., Inc.	624	169,010
TJX Cos., Inc. (The)	566	66,528
		304,839
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	3,291	766,803
Hewlett Packard Enterprise Co.	3,455	70,689
Seagate Technology Holdings plc	1,029	112,707
		950,199
Tobacco — 1.4%
Philip Morris International, Inc.	1,405	170,567
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.	373	76,972
Total Common Stocks (Cost $11,246,384)		12,394,583
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b) (Cost $56,740)	56,740	56,740
Total Investments — 100.0% (Cost $11,303,124)		12,451,323
Other Assets Less Liabilities — 0.0% ^		4,554
NET ASSETS — 100.0%		12,455,877

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,451,323	$—	$—	$12,451,323

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at August 7, 2024(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (b) (c)	$—	$337,878	$281,138	$—	$—	$56,740	56,740	$2,008	$—

(a)	Commencement of operations was August 7, 2024.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.